Segment Information (Financial Information of Segments) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015		Mar. 31, 2014
Segment Reporting Information [Line Items]
Revenues	¥ 2,369,202	¥ 2,174,283		¥ 1,375,292
Finance revenues	200,889	186,883		191,700
Interest expense	72,821	72,647		82,968
Depreciation and amortization	244,853	229,583		206,670
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	11,717	11,631		13,838
Write-downs of long-lived assets	13,448	34,887		23,421
Increase (Decrease) in policy liabilities and policy account balances	(405,014)	(506,043)		28,429
Bargain purchase gain	0	36,082		0
Discontinued operations	0	463	[1]	12,182	[1]
Segment profits	270,990	255,257		195,287
Segment assets	10,996,906	11,443,628		9,066,961
Investment in Affiliates	530,667	378,087
Operating Segment
Segment Reporting Information [Line Items]
Revenues	2,379,004	2,185,312		1,394,183
Finance revenues	195,949	182,203		178,923
Interest expense	56,984	58,552		59,056
Depreciation and amortization	227,465	213,792		196,789
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	12,920	12,649		13,246
Write-downs of long-lived assets	13,228	34,887		19,311
Increase (Decrease) in policy liabilities and policy account balances	(405,014)	(506,043)		28,429
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	103,668	51,483		85,124
Bargain purchase gain		36,082
Discontinued operations		463		9,174
Segment profits	380,110	336,542		295,237
Segment assets	8,972,449	9,170,249		7,267,798
Long-lived assets	1,754,761	1,622,181		1,782,050
Expenditures for long-lived assets	562,767	393,157		352,555
Investment in Affiliates	530,583	378,144		297,315
Operating Segment | Corporate Financial Services
Segment Reporting Information [Line Items]
Revenues	107,150	85,502		78,825
Finance revenues	34,215	35,624		37,235
Interest expense	7,214	8,627		8,594
Depreciation and amortization	4,764	3,373		3,170
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	(701)	597		(974)
Write-downs of long-lived assets	0	653		0
Increase (Decrease) in policy liabilities and policy account balances	0	0		0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	1,064	740		792
Bargain purchase gain		0
Discontinued operations		0		0
Segment profits	42,418	25,519		24,874
Segment assets	1,049,867	1,132,468		992,078
Long-lived assets	41,170	35,470		26,665
Expenditures for long-lived assets	14,180	8,717		3,505
Investment in Affiliates	22,755	20,875		18,909
Operating Segment | Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues	271,662	263,499		251,328
Finance revenues	12,067	11,103		9,472
Interest expense	3,545	3,690		3,687
Depreciation and amortization	127,862	125,013		117,357
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	24	372		363
Write-downs of long-lived assets	0	0		1,292
Increase (Decrease) in policy liabilities and policy account balances	0	0		0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	191	59		152
Bargain purchase gain		0
Discontinued operations		0		0
Segment profits	42,935	40,366		37,062
Segment assets	731,329	662,851		622,009
Long-lived assets	479,619	450,099		433,342
Expenditures for long-lived assets	151,330	162,323		176,952
Investment in Affiliates	1,996	2,074		1,718
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues	191,540	182,321		203,382
Finance revenues	6,720	4,057		6,132
Interest expense	4,676	6,968		9,018
Depreciation and amortization	15,908	16,900		19,200
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	(110)	(85)		2,079
Write-downs of long-lived assets	8,036	29,418		16,958
Increase (Decrease) in policy liabilities and policy account balances	0	0		0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	6,048	9,633		4,709
Bargain purchase gain		0
Discontinued operations		0		8,832
Segment profits	42,902	3,484		17,956
Segment assets	739,592	835,386		962,404
Long-lived assets	600,693	652,524		773,146
Expenditures for long-lived assets	49,858	45,019		32,056
Investment in Affiliates	91,010	91,275		62,504
Operating Segment | Investment Banking
Segment Reporting Information [Line Items]
Revenues	1,028,355	666,120		236,879
Finance revenues	12,625	15,650		18,350
Interest expense	3,539	3,609		4,077
Depreciation and amortization	8,836	5,919		2,867
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	(940)	(296)		2,620
Write-downs of long-lived assets	214	211		15
Increase (Decrease) in policy liabilities and policy account balances	0	0		0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	18,822	11,985		68,758
Bargain purchase gain		0
Discontinued operations		463		383
Segment profits	57,220	42,414		95,786
Segment assets	704,156	660,014		552,183
Long-lived assets	193,970	145,153		75,458
Expenditures for long-lived assets	74,645	70,616		22,428
Investment in Affiliates	108,237	51,108		59,759
Operating Segment | Retail
Segment Reporting Information [Line Items]
Revenues	254,289	425,977		211,612
Finance revenues	55,318	52,510		50,406
Interest expense	4,654	5,669		5,593
Depreciation and amortization	17,489	15,190		12,644
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	7,370	3,975		3,485
Write-downs of long-lived assets	0	0		0
Increase (Decrease) in policy liabilities and policy account balances	(405,014)	(506,043)		28,429
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	796	633		3,920
Bargain purchase gain		36,082
Discontinued operations		0		238
Segment profits	51,756	120,616		49,871
Segment assets	3,462,772	3,700,635		2,166,986
Long-lived assets	52,359	49,838		76,491
Expenditures for long-lived assets	439	144		195
Investment in Affiliates	911	3,785		10,971
Operating Segment | Overseas
Segment Reporting Information [Line Items]
Revenues	526,008	561,893		412,157
Finance revenues	75,004	63,259		57,328
Interest expense	33,356	29,989		28,087
Depreciation and amortization	52,606	47,397		41,551
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	7,277	8,086		5,673
Write-downs of long-lived assets	4,978	4,605		1,046
Increase (Decrease) in policy liabilities and policy account balances	0	0		0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	76,747	28,433		6,793
Bargain purchase gain		0
Discontinued operations		0		(279)
Segment profits	142,879	104,143		69,688
Segment assets	2,284,733	2,178,895		1,972,138
Long-lived assets	386,950	289,097		396,948
Expenditures for long-lived assets	272,315	106,338		117,419
Investment in Affiliates	¥ 305,674	¥ 209,027		¥ 143,454

[1]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units and rental properties and liquidation on losses. The amount of such gains or losses in fiscal 2014 and 2015 were net gain of ¥14,600 million and ¥362 million, respectively.